MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.08 - Schedule 1

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
40047	XXXX	Approved	1	1	1	1				Established credit history - 30 years depth of credit with mid score of 799;
43516	XXXX	Approved	1	1	1	1				Established credit history - 18 years depth of credit with mid score of 516;